Operating Leases (Details - Lease maturity)	Jun. 30, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease Discount	$ (98,664)
Operating Lease Liability	359,813
Future Lease Payments	458,477
Year 2024 [Member]
Lessee, Lease, Description [Line Items]
Future Lease Payments, 2024	48,944
Operating Lease Discount	(19,122)
Operating Lease Liability	29,822
Year 2025 [Member]
Lessee, Lease, Description [Line Items]
Operating Lease Discount	(33,313)
Operating Lease Liability	67,820
Future Lease Payments, 2025	101,133
Year 2026 [Member]
Lessee, Lease, Description [Line Items]
Operating Lease Discount	(25,468)
Operating Lease Liability	79,710
Future Lease Payments, 2026	105,178
Year 2027 [Member]
Lessee, Lease, Description [Line Items]
Operating Lease Discount	(15,985)
Operating Lease Liability	93,052
Future Lease Payments, 2027	109,037
Year 2028 [Member]
Lessee, Lease, Description [Line Items]
Operating Lease Discount	(4,776)
Operating Lease Liability	89,409
Future Lease Payments, 2028	$ 94,185